ALLSTATE FINANCIAL INVESTMENT TRUST

Allstate ClearTarget 2005 Retirement Fund

Allstate ClearTarget 2010 Retirement Fund

Allstate ClearTarget 2015 Retirement Fund

Supplement dated March 4, 2009 to the

Prospectus dated December 29, 2008,

 as supplemented February 10, 2009 and March 2, 2009

IMPORTANT NOTICE

The Supplement provides new and additional information concerning the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund (each a “Fund” and collectively, the “Allstate Funds”) contained in the Allstate Financial Investment Trust Prospectus for the Class GA, Class GC and Class GI shares dated December 29, 2008 and should be read in conjunction with the Prospectus.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling 1-877-663-3232.

The Effective Date of the Supplement to the Prospectus dated March 2, 2009 has been postponed indefinitely.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE